Commitments and Contingencies - Future Commitments to Pay for Usage of Port Facilities (Details) - Port Facility Commitments $ in Thousands	Dec. 31, 2019 USD ($)
Other Commitments [Line Items]
2020	$ 79,418
2021	67,671
2022	68,049
2023	70,100
2024	75,112
Thereafter	1,726,575
Total minimum annual payments	$ 2,086,925